Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) SEGMENT	Dec. 31, 2022 USD ($) SEGMENT	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of operating segment | SEGMENT		1	1
Impairment loss of long-lived assets	$ 940,000		$ 0	$ 0
Foreign exchange losses			92,000	61,000
Operating lease assets	912,000	$ 912,000	1,057,000	$ 0	$ 1,301,000
Operating lease liabilities	$ 1,752,000	$ 1,752,000	$ 1,187,000		1,593,000
Deferred rent liabilities					$ 292,000
Expected Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected cash dividend yield			0